THE ALGER FUNDS II

	Class	Ticker Symbol
Alger Spectra Fund	A	SPECX
	C	ASPCX
Alger Green Fund	A	SPEGX
	C	AGFCX
Alger Analyst Fund	A	SPEAX
	C	AACYX
Alger International Opportunities Fund	A	SPEIX
	C	AOCFX
Alger Dynamic Opportunities Fund	A	SPEDX

PROSPECTUS

March 1, 2010

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

THE ALGER FUNDS II

91	Summary Sections

91	Alger Spectra Fund

96	Alger Green Fund

102	Alger Analyst Fund

108	Alger International Opportunities Fund

114	Alger Dynamic Opportunities Fund

119	Introduction

120	Performance

122	Hypothetical Investment and Expense Information

123	Additional Information About the Funds' Investments

126	Management and Organization

129	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Purchasing and Redeeming Fund Shares	A-2

	Dividends and Distributions	A-3

	Classes of Fund Shares	A-3

	Sales Charges	A-4

	Waivers of Sales Charges	A-6

	Reduced Sales Charges	A-8

A-9	Investment Instructions

	To Open an Account	A-9

	To Make Additional Investments in an Existing Account	A-10

	To Exchange Shares of the Funds	A-10

	To Redeem Shares of the Funds	A-11

A-13	Limitations on Excessive Trading

A-14	Disclosure of Portfolio Holdings

A-15	Other Information

A-16	Legal Proceedings

A-18	For Fund Information

SUMMARY SECTIONS

Alger Spectra Fund

INVESTMENT OBJECTIVE

Alger Spectra Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Spectra Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Fund will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.90%	.90%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.46%	.33%
Dividends on Short Sales and Interest Expense	.29%	.25%
Total Annual Fund Operating Expenses	1.90%	2.48%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$708	$1,091	$1,498	$2,630
C	$351	$773	$1,321	$2,816

You would pay the following expenses if you did not redeem your shares:

A	$708	$1,091	$1,498	$2,630
C	$251	$773	$1,321	$2,816

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 362.48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the equity securities of companies of any size that Fred Alger Management, Inc. believes demonstrate promising growth potential.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks may also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the market price of a security increases after the Fund borrows the security in order to sell it short, and the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Alger Spectra Fund operated as a closed-end fund from August 23, 1978 to February 12, 1996. The calculation of total return during that time assumes dividends were reinvested at market value. Performance from February 13, 1996 through September 23, 2008 is that of the Fund's Class N Shares, adjusted to reflect applicable sales charges and operating expenses. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	5 YEARS	10 YEARS	20 YEARS	30 YEARS
Class A
Return Before Taxes	48.30%	9.06%	-2.33%	12.34%	14.35%
Return After Taxes on Distributions	48.30%	9.06%	-2.47%	9.56%	11.36%
Return After Taxes on Distributions and Sale of Fund Shares	31.40%	7.89%	-2.00%	9.13%	11.28%
Class C	54.70%	9.49%	-2.51%	11.83%	13.72%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.99%	1.57%	-3.80%	7.31%	9.82%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Patrick Kelly, CFA Executive Vice President and Portfolio Manager Since September 2004

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Green Fund

INVESTMENT OBJECTIVE

Alger Green Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Green Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Funds will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%	.71%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.91%	.78%
Total Annual Fund Operating Expenses	1.87%	2.49%
Expense Reimbursement*	.62%*	.49%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	2.00%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of the Fund to 1.25%, and the Class C Shares of the Fund to 2.00%, of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$646	$1,025	$1,428	$2,552
C	$303	$729	$1,282	$2,789

Absent expense reimbursement, expenses with redemptions would be as follows:

A	$705	$1,082	$1,483	$2,600
C	$352	$776	$1,326	$2,826

You would pay the following expenses if you did not redeem your shares:

A	$646	$1,025	$1,428	$2,552
C	$203	$729	$1,282	$2,789

Absent expense reimbursement, expenses before redemptions would be as follows:

A	$705	$1,082	$1,483	$2,600
C	$252	$776	$1,326	$2,826

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size that, in the opinion of Fred Alger Management, Inc., conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. Companies that conduct their business in an environmentally sustainable manner are companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy into the future, have a positive or neutral impact on the environment on a relative basis, or recognize environmental sustainability as a challenge and opportunity as demonstrated through their business strategies, practices or investments.

The Fund's investment strategy consists of fundamental analysis combined with environmental sustainability analytic screens. In selecting stocks, Fred Alger Management, Inc. uses fundamental analysis to identify innovative and dynamic companies and uses screens that identify and rank stocks within an industry or sector based on several sustainability characteristics.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund's investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote environmentally sensitive programs may not perform as well as companies that do not pursue such goals.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Performance through September 23, 2008 is that of the Fund's Class N Shares, adjusted to reflect applicable sales charges and operating expenses. Before the Fund commenced operations, substantially all of the assets of another investment company advised by Fred Alger Management, Inc., Alger Green Institutional Fund, a series of The Alger Institutional Funds, were transferred to the Fund in a tax-free reorganization. The reorganization occurred on January 11, 2007. The performance figures for the Fund's Class N Shares include the performance of the Class I Shares of Alger Green Institutional Fund prior to that date. Prior to October 19, 2006, Alger Green Institutional Fund was managed by different portfolio managers and followed different investment strategies under the name "Alger Socially Responsible Institutional Fund." Performance prior to October 19, 2006 reflects that management style and does not reflect the current investment personnel and strategies of the Fund. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	5 YEARS	SINCE INCEPTION
Class A (Inception 12/4/00)
Return Before Taxes†	32.15%	4.29%	-3.39%
Return After Taxes on Distributions	32.15%	2.92%	-4.17%
Return After Taxes on Distributions and Sale of Fund Shares†	20.89%	3.06%	-3.14%
Class C (Inception 9/24/08)	37.35%	4.62%	-3.55%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.99%	1.57%	-1.48%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Christopher R. Walsh, CFA Senior Vice President and Senior Analyst Since Inception (10/19/06)

Christopher R. Walsh served as portfolio manager of Alger Green Institutional Fund from October 2006 through the reorganization, as well.

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Analyst Fund

INVESTMENT OBJECTIVE

Alger Analyst Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Analyst Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Funds will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.85%	.85%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	6.52%	6.64%
Total Annual Fund Operating Expenses	7.62%	8.49%
Expense Reimbursement	6.42%*	6.54%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	1.95%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of the Fund to 1.20% of the Fund's average daily net assets, and the Class C Shares of the Fund to 1.95% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$641	$2,101	$3,485	$6,641
C	$298	$1,887	$3,461	$6,938

Absent expense reimbursement, expenses with redemptions would be as follows:

A	$1,238	$2,607	$3,906	$6,866
C	$934	$2,416	$3,890	$7,147

You would pay the following expenses if you did not redeem your shares:

A	$641	$2,101	$3,485	$6,641
C	$198	$1,887	$3,461	$6,938

Absent expense reimbursement, expenses before redemptions would be as follows:

A	$1,238	$2,607	$3,906	$6,866
C	$834	$2,416	$3,890	$7,147

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

The equity research analysts of Fred Alger Management, Inc. select investments for the Fund that represent investment ideas in all market capitalizations, styles and geographies. Although the analysts may find investment ideas anywhere in the world, the analysts may emphasize investments in securities of U.S. issuers. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. Each analyst will be allocated a percentage of the Fund's total assets and will have such allocation rebalanced on a periodic basis – at least annually – by the Fund's Chief Investment Officer.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the allocation of investments among the analysts may have a more significant effect on the Fund's net asset value when one analyst's portion of the portfolio is performing more poorly than the others, or when the allocations are not rebalanced.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Performance through September 23, 2008 is that of the Fund's Class N Shares, adjusted to reflect applicable sales charges and operating expenses. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	SINCE INCEPTION (4/2/07)
Class A (Inception 4/2/07)
Return Before Taxes	37.41%	-4.46%
Return After Taxes on Distributions	37.41%	-5.02%
Return After Taxes on Distributions and Sale of Fund Shares†	24.32%	-4.05%
Class C (Inception 9/24/08)	42.79%	-3.34%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.99%	-2.70%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (4/2/07)

Dan C. Chung, the Manager's Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations by the members of Fred Alger Management, Inc.'s analyst team for Alger Analyst Fund. Each analyst who is allocated a percentage of the Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger International Opportunities Fund

INVESTMENT OBJECTIVE

Alger International Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger International Opportunities Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Funds will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	7.89%	7.79%
Total Annual Fund Operating Expenses	9.14%	9.79%
Expense Reimbursement*	7.49%	7.39%
Net Expenses	1.65%	2.40%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares to 1.65% of the Fund's average daily net assets, and the Class C Shares of the Fund to 2.40% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$684	$2,401	$3,978	$7,385
C	$343	$2,157	$3,892	$7,552

Absent expense reimbursement, expenses with redemptions would be as follows:

A	$1,373	$2,965	$4,429	$7,588
C	$1,056	$2,732	$4,341	$7,738

You would pay the following expenses if you did not redeem your shares:

A	$684	$2,401	$3,978	$7,385
C	$243	$2,157	$3,892	$7,552

Absent expense reimbursement, expenses before redemptions would be as follows:

A	$1,373	$2,965	$4,429	$7,588
C	$956	$2,732	$4,341	$7,738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63.24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks,

American Depositary Receipts and Global Depositary Receipts, of foreign companies. For purposes of the Fund's investment strategies, foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. The Fund's benchmark is the Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index, which is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks. The Fund also uses MSCI All Country World Index ex U.S. as a benchmark. The MSCI All Country World Index includes 45 markets.

Fred Alger Management, Inc. seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Fred Alger Management, Inc. focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition to using fundamental research, Fred Alger Management, Inc. employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks,

making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the front-end sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Performance through September 23, 2008 is that of the Fund's Class N Shares, adjusted to reflect applicable sales charges and operating expenses. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	SINCE INCEPTION (3/1/07)
Class A (Inception 3/1/07)
Return Before Taxes†	25.51%	-8.02%
Return After Taxes on Distributions	25.51%	-8.30%
Return After Taxes on Distributions and Sale of Fund Shares	16.58%	-5.06%
Class C (Inception 9/24/08)	30.36%	-7.08%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	20.88%	-11.79%
MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	21.57%	-11.08%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (3/1/07)

Gregory S. Adams, CFA Senior Vice President and Director of Quantitative Research Since Inception (3/1/07)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Dynamic Opportunities Fund

INVESTMENT OBJECTIVE

Alger Dynamic Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The numbers below are based on estimates assuming $20 million in net assets. If actual net assets are less, the actual expense ratios will be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

Alger Dynamic Opportunities Fund
Class	A
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases as a % of offering price	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None
Redemption Fee as a % of amount redeemed	2.00%
The Fund will charge a redemption fee of 2.00% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.20%
Distribution and/or Service (12b-1) Fee	.25%
Other Expenses	.65%
Dividend and Interest Expense on Short Sales	.40%
Total Annual Fund Operating Expenses	2.50%
Expense Reimbursement	.10%*
Total Annual Fund Operating Expenses After Expense Reimbursement	2.40%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, dividends on short sales, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of the Fund to 2.00% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$755	$1,254	N/A	N/A

Absent expense reimbursement, expenses with redemptions would be as follows:

A	$765	$1,263	N/A	N/A

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. The Fund will not include financial highlights, including its portfolio turnover rate, in its Prospectus until it completes its first fiscal year.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in a portfolio of U.S. and foreign equity securities (common stocks, preferred stock and convertible securities). In addition to purchasing securities (i.e., taking long positions), the Fund's investment adviser, Fred Alger Management, Inc. will identify securities that it believes will underperform on an absolute or relative basis and will sell these securities short on behalf of the Fund. The Fund will not, however, follow a market neutral strategy and generally will have a net long position. As a result, and as a result of the cash proceeds the Fund will receive from selling securities short, the Fund will maintain significant cash positions. The Fund may also seek to manage the volatility of either the portfolio, a particular exposure (e.g., sector or industry) of the portfolio or individual securities through short sales, options or other derivative instruments. The Fund will have no specific guidelines or restrictions governing the concentration of the Fund's portfolio in specific entities, sectors or market capitalizations. Accordingly, the Fund may invest a portion of its assets in securities issued by small capitalization companies. The Fund may also invest a portion of its assets in equity securities not listed on an exchange.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

The Fund may sell securities short, which is the sale of a security the Fund does not own. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

PRINCIPAL RISKS

Risks of investing in the Fund include:

•  the risk that the Fund, by holding a large cash position, will underperform relative to both equity and fixed-income securities.

•  investing in the equity securities of companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of certain stocks held by the Fund.

•  the risk that the market price of a security will increase after the Fund borrows the security and sells it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

•  the risk that issuers of convertible securities may not be as strong financially as other companies, and may be more vulnerable to changes in the economy.

The Fund is a non-diversified investment company, which means that it is not required to maintain, as to 75% of its assets, no more than 5% of its assets in any single issuer. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the

Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and different auditing and legal standards.

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and the Fund may tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment style and objective, an investment in the Fund may be better suited to investors who seek long term capital growth and can tolerate fluctuations in their investment's value.

PERFORMANCE

The Fund will not include performance information in its Prospectus until it completes a full calendar year of operations.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (11/2/09)

Patrick Kelly, CFA Executive Vice President and Portfolio Manager Since Inception (11/2/09)

Gregory S. Adams, CFA Senior Vice President and Director of Quantitative & Risk Management Since Inception (11/2/09)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INTRODUCTION: THE ALGER FUNDS II

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund, except Alger Spectra Fund, has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market.

Each of these Funds' equity investments are primarily in "growth" stocks. The Funds' investment adviser, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that issuers of growth stocks tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay. Each Fund can leverage, that is, borrow money to buy additional securities.

By borrowing money, a Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

All of the Funds may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Funds (other than Alger Dynamic Opportunities Fund, which had not been in operation for a full calendar year) by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions.

The performance figures for each Fund's Class A Shares in the bar charts and Class A and C Shares in the tables are, where applicable, the historical performance of the relevant Fund's previously-designated Class N Shares. The Funds' Class N Shares were not subject to either a front-end or back-end sales charge. Performance for Class A Shares in the tables has been adjusted where necessary to include the effect of the front-end sales charge imposed by Class A Shares. Performance of Class C Shares has been adjusted where necessary to include the effect of a contingent deferred sales charge imposed by Class C Shares and to reflect the higher operating expense ratio of Class C Shares.

The Funds' single share class, Class N, offered prior to September 24, 2008 without a front-end or back-end sales charge, was redesignated as Class A Shares on that date. The Fund's Class A Shares are generally subject to a front-end sales charge at a maximum rate of 5.25%. Shareholders who were previously Class N shareholders of the Funds whose shares were redesignated as Class A Shares will not be subject to the front-end sales charge generally imposed on Class A shares of the Funds.

In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. The tables also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class A Shares of the Funds. (After-tax returns for the Class C Shares, if offered, will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the difference in charges and expenses.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index: An unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada.

•  Morgan Stanley Capital International (MSCI®) All Country World Index ex U.S.: An unmanaged market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index ex U.S. includes both developed and emerging markets.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Spectra Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-2.15%	0.88%	4.01%	7.24%	10.56%	13.99%	17.52%	21.16%	24.92%	28.79%
End Investment Balance	$9,769	$10,072	$10,384	$10,706	$11,038	$11,380	$11,732	$12,096	$12,471	$12,858
Annual Expenses	$708	$188	$194	$200	$207	$213	$220	$226	$233	$241
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.52%	5.10%	7.75%	10.47%	13.25%	16.11%	19.03%	22.03%	25.11%	28.26%
End Investment Balance	$10,252	$10,510	$10,775	$11,047	$11,325	$11,611	$11,903	$12,203	$12,511	$12,826
Annual Expenses	$251	$257	$264	$271	$277	$284	$292	$299	$306	$314

Alger Green Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.25%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.50%	1.58%	4.76%	8.04%	11.42%	14.91%	18.51%	22.22%	26.04%	29.99%
End Investment Balance	$9,830	$10,138	$10,455	$10,783	$11,120	$11,468	$11,827	$12,197	$12,579	$12,973
Annual Expenses	$646	$187	$193	$199	$205	$211	$218	$225	$232	$239
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.00%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.00%	5.59%	8.24%	10.95%	13.74%	16.59%	19.52%	22.52%	25.59%	28.75%
End Investment Balance	$10,300	$10,559	$10,824	$11,095	$11,374	$11,659	$11,952	$12,252	$12,559	$12,875
Annual Expenses	$203	$260	$266	$273	$280	$287	$294	$301	$309	$317

Alger Analyst Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.45%	-4.03%	-6.55%	-8.99%	-11.38%	-13.70%	-15.96%	-18.16%	-20.31%	-22.40%
End Investment Balance	$9,835	$9,577	$9,326	$9,082	$8,844	$8,612	$8,387	$8,167	$7,953	$7,745
Annual Expenses	$641	$740	$720	$701	$683	$665	$648	$631	$614	$598
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.95%	8.49%	8.49%	8.49%	8.49%	8.49%	8.49%	8.49%	8.49%	8.49%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.05%	-0.55%	-4.02%	-7.37%	-10.60%	-13.72%	-16.73%	-19.64%	-22.44%	-25.15%
End Investment Balance	$10,305	$9,945	$9,598	$9,263	$8,940	$8,628	$8,327	$8,036	$7,756	$7,485
Annual Expenses	$198	$860	$830	$801	$773	$746	$720	$695	$670	$647

Alger International Opportunities Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.65%	9.14%	9.14%	9.14%	9.14%	9.14%	9.14%	9.14%	9.14%	9.14%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.90%	-5.96%	-9.85%	-13.59%	-17.16%	-20.59%	-23.88%	-27.03%	-30.05%	-32.95%
End Investment Balance	$9,792	$9,387	$8,998	$8,626	$8,269	$7,926	$7,598	$7,284	$6,982	$6,693
Annual Expenses	$684	$876	$840	$805	$772	$740	$709	$680	$652	$625
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.40%	9.79%	9.79%	9.79%	9.79%	9.79%	9.79%	9.79%	9.79%	9.79%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.60%	-2.31%	-6.99%	-11.45%	-15.69%	-19.73%	-23.57%	-27.23%	-30.72%	-34.04%
End Investment Balance	$10,260	$9,769	$9,301	$8,855	$8,431	$8,027	$7,643	$7,277	$6,928	$6,596
Annual Expenses	$243	$980	$933	$889	$846	$806	$767	$730	$695	$662

Alger Dynamic Opportunities Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.40%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-2.65%	-0.22%	2.28%	4.84%	7.46%	10.14%	12.90%	15.72%	18.61%	21.58%
End Investment Balance	$9,721	$9,964	$10,213	$10,469	$10,731	$10,999	$11,274	$11,556	$11,845	$12,141
Annual Expenses	$755	$246	$252	$259	$265	$272	$278	$285	$293	$300

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Derivatives

The Funds may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on a Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or the Fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

Investment in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2009) approximately $8.8 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving the advisory contract with respect to each Fund is available in the Funds' annual report to shareholders for the fiscal year ended October 31, 2009, except that the discussion relating to Alger Dynamic Opportunities Fund will be included in the semi-annual report for April 30, 2010. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Alger Green Fund – 0.71%; Alger Analyst Fund – 0.85%; Alger International Opportunities Fund – 1.00%; Alger Spectra Fund – 0.90%; and Alger Dynamic Opportunities Fund – 1.20%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger Spectra Fund	Patrick Kelly, CFA	September 2004
Alger Green Fund	Christopher R. Walsh, CFA	Inception (10/19/06)*
Alger Analyst Fund	Dan C. Chung, CFA	Inception (4/2/07)**
Alger International Opportunities Fund	Dan C. Chung, CFA and Gregory S. Adams, CFA	Inception (3/1/07) Inception (3/1/07)
Alger Dynamic Opportunities Fund	Dan C. Chung, CFA Patrick Kelly, CFA, and Gregory S. Adams, CFA	Inception (11/2/09) Inception (11/2/09) Inception (11/2/09)

*  Christopher R. Walsh served as portfolio manager of Alger Green Institutional Fund from October 2006 through the reorganization, as well.

**  Dan C. Chung, the Manager's Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations by the members of the Manager's analyst team for Alger Analyst Fund. Each analyst who is allocated a percentage of Alger Analyst Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•  Mr. Adams has been employed by the Manager since 2006 and currently serves as Senior Vice President and the Director of Quantitative Research of the Manager. Prior to joining the Manager, Mr. Adams was the Director of Quantitative Research at Lord Abbett & Co. from August 2005 to February 2006. From October 1999 to June 2005, he served as a Managing Director and portfolio manager at Scudder Investments, which was acquired in 2002 by Deutsche Asset Management.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Walsh has been employed by the Manager since 2001 and currently serves as Senior Vice President and Senior Analyst.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% based on a percentage of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

Performance Information for Related Fund to Alger Dynamic Opportunities Fund

Although Alger Dynamic Opportunities Fund is newly organized and does not yet have its own performance record, Alger Dynamic Opportunities Fund's portfolio managers follow substantially the same investment policies and strategies managing the Fund's assets as they do managing the Alger Dynamic Return Fund, an unregistered hedge fund managed by the Manager ("Dynamic Return Fund"). The tables below show the returns for the Dynamic Return Fund, a blended index consisting of 50% S&P 500 Index and 50% 3-Month London Interbank Offered Rate ("LIBOR") and the Merrill Lynch 3-Month Treasury Bill Index. Index information is provided to represent the investment environment existing at the time period shown. Each Index is unmanaged and an investor may not invest directly in an Index. No performance information is shown for the Fund, which did not have its own performance record as of the date of this prospectus. Investors should not consider this performance information as an indication of the future performance of the Fund or the Dynamic Return Fund.

The performance figures for the Dynamic Return Fund reflect the deduction of a management fee of 1.00% plus 20% of capital appreciation (if any), which is the management fee charged to the Dynamic Return Fund during the period shown, and not that charged to the Fund. The imposition of certain regulatory requirements, restrictions and limitations if the Dynamic Return Fund had been regulated as an investment company under the U.S. federal securities and tax laws would have adversely affected the performance of the Dynamic Return Fund. Additionally, although it is anticipated that the Fund and the Dynamic Return Fund may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund's total operating expenses may be higher or lower than those of the Dynamic Return Fund; if the Fund's expenses were reflected, the performance shown would be lower or higher. Please remember that past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Historical performance information for the Dynamic Return Fund, a blended index consisting of 50% S&P 500 Index and 50% LIBOR (the "Blended Index") and the Merrill Lynch 3-Month Treasury Bill Index is shown on this page. The performance figures for the Dynamic Return Fund are time-weighted rates of return, which include the deduction of transaction costs and investment management fees. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds. All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Additional information regarding the Manager's policies and procedures for calculating and reporting performance returns are available upon request for financial advisors by calling 1-800-992-5437 and for individual shareholders by calling 1-800-992-3863.

Annual total return for the year ended December 31, 2009

Dynamic Return Fund Total return	Blended Index	Merrill Lynch 3-Month Treasury Bill Index	Dynamic Return Fund total assets (millions)
26.52%	13.28%	0.207%	$5.8

Average monthly total returns*

	5/31/08	6/30/08	7/31/08	8/31/08	9/30/08	10/31/08	11/30/08	12/31/08	1/31/09	2/28/09
Dynamic Return Fund	2.35%	-0.96%	-1.81%	0.15%	-7.46%	-5.25%	-2.06%	2.59%	-1.05%	-1.26%
Blended Index	0.74%	-4.13%	-0.33%	1.18%	-4.84%	-8.25%	-3.52%	0.57%	-4.22%	-5.29%
Merrill Lynch 3-Month Treasury Bill Index	0.027%	0.177%	0.176%	0.155%	0.296%	0.114%	0.103%	0.005%	.012%	0.024%
	3/31/09	4/30/09	5/31/09	6/30/09	7/31/09	8/31/09	9/30/09	10/31/09	11/30/09	12/31/09
Dynamic Return Fund	6.45%	1.27%	5.40%	1.11%	3.24%	2.16%	3.89%	-1.04%	1.75%	1.90%
Blended Index	4.41%	4.81%	2.82%	0.11%	3.80%	1.80%	1.86%	-0.94%	2.99%	0.96%
Merrill Lynch 3-Month Treasury Bill Index	0.035%	0.027%	0.014%	0.01%	0.17%	0.025%	0.024%	0.022%	0.011%	0.008%

*  Sources of foreign exchange rates may be different among the Dynamic Return Fund, the Blended Index and the Merrill Lynch 3-Month Treasury Bill Index.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights information for the fiscal year ended October 31, 2009 has been audited by Deloitte & Touche LLP whose report, along with the Funds' financial statements, is included in the Funds' Annual Reports, which are available upon request. Information pertaining to the fiscal periods ended October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 have been audited by other auditors.

Each Fund's Class N Shares were redesignated as Class A Shares on September 24, 2008. Information in the tables with respect to each Fund's Class A Shares prior to September 24, 2008 is that of the Class N Shares. Substantially all of the assets of Alger Green Institutional Fund were transferred to Alger Green Fund Class N Shares on January 11, 2007. The total returns in the table include the rate that an investor would have earned or lost on an investment in Class A Shares of the Fund (and Class I Shares of Alger Green Institutional Fund prior to January 11, 2007) (assuming reinvestment of all dividends and distributions). As a new fund, financial highlights information for Alger Dynamic Opportunities Fund is not available as of the date of this Prospectus.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER SPECTRA FUND	CLASS A
	Year ended 10/31/09		Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05
Net asset value, beginning of year	$7.07		$12.00	$8.49	$6.94	$5.84
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (i)	(0.02)		(0.07)	(0.08)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	2.23		(4.86)	3.59	1.65	1.15
Total from investment operations	2.21		(4.93)	3.51	1.55	1.10
Net asset value, end of year	$9.28		$7.07	$12.00	$8.49	$6.94
Total return (ii)	31.4%		(41.1)%	41.3%	22.3%	18.8%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)	$280,139		$170,147	$329,830	$191,387	$187,542
Ratio of gross expenses to average net assets	1.90	%(iii)	2.01%	2.07%	2.01%	2.07%
Ratio of expense reimbursements to average net assets	0.00%		(0.48)%	(0.48)%	0.00%	0.00%
Ratio of net expenses to average net assets	1.90%		1.53%	1.59%	2.01%	2.07%
Ratio of net investment loss to average net assets	(0.29)%		(0.65)%	(0.79)%	(1.20)%	(0.81)%
Portfolio turnover rate	362.48%		313.46%	282.13%	232.20%	247.72%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charge, if applicable.

(iii)  Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/2009.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER SPECTRA FUND	CLASS C
	Year ended 10/31/09		From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$7.07		$8.78
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	(0.12)		(0.01)
Net realized and unrealized gain (loss) on investments	2.28		(1.70)
Total from investment operations	2.16		(1.71)
Net asset value, end of period	$9.23		$7.07
Total return (iii)	30.6%		(19.5)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$4,685		$90
Ratio of gross expenses to average net assets	2.48	%(iv)	2.27%
Ratio of expense reimbursements to average net assets	0.00%		(0.02)%
Ratio of net expenses to average net assets	2.48%		2.25%
Ratio of net investment loss to average net assets	(1.35)%		(0.92)%
Portfolio turnover rate	362.48%		313.46%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

(iv)  Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/2009.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER GREEN FUND (i)	CLASS A
	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06	Year ended 10/31/05
Net asset value, beginning of year	$4.52	$7.90	$6.61	$6.17	$5.37
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	0.00	(0.01)	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.72	(3.19)	2.09	1.13	1.05
Total from investment operations	0.72	(3.20)	2.06	1.10	1.04
Distributions from net realized gains	—	(0.18)	(0.77)	(0.66)	(0.24)
Net asset value, end of year	$5.24	$4.52	$7.90	$6.61	$6.17
Total return (iii)	15.9%	(41.4)%	34.4%	19.1%	19.8%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)	$27,335	$22,307	$13,744	$2,446	$1,505
Ratio of gross expenses to average net assets	1.87%	1.49%	2.15%	7.04%	2.00%
Ratio of expense reimbursements to average net assets	(0.62)%	(0.24)%	(0.90)%	(5.79)%	(0.75)%
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.10)%	(0.21)%	(0.42)%	(0.53)%	(0.25)%
Portfolio turnover rate	79.75%	106.34%	131.66%	209.65%	152.60%

(i)  Commenced operations January 12, 2007. Total increase in the assets from November 1, 2006 to January 11, 2007 are that of its predecessor fund, Alger Green Institutional Fund.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charge, if applicable.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER GREEN FUND (i)	CLASS C
	Year ended 10/31/09	From 9/24/08 (commencement of operations) to 10/31/08 (ii)
Net asset value, beginning of period	$4.51	$5.65
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (iii)	(0.05)	—
Net realized and unrealized gain (loss) on investments	0.74	(1.14)
Total from investment operations	0.69	(1.14)
Net asset value, end of period	$5.20	$4.51
Total return (iv)	15.3%	(20.2)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$1,041	$90
Ratio of gross expenses to average net assets	2.49%	2.17%
Ratio of expense reimbursements to average net assets	(0.49)%	(0.17)%
Ratio of net expenses to average net assets	2.00%	2.00%
Ratio of net investment loss to average net assets	(1.05)%	(1.01)%
Portfolio turnover rate	79.75%	106.34%

(i)  Commenced operations January 12, 2007. Total increase in the assets from November 1, 2006 to January 11, 2007 are that of its predecessor fund, Alger Green Institutional Fund.

(ii)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)  Amount was computed based on average shares outstanding during the period.

(iv)  Does not reflect the effect of sales charge, if applicable.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER ANALYST FUND	CLASS A
	Year ended 10/31/09	Year ended 10/31/08	From 4/2/07 (commencement of operations) to 10/31/07 (i)
Net asset value, beginning of period	$6.57	$12.07	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	(0.04)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	1.49	(4.93)	2.11
Total from investment operations	1.45	(4.99)	2.07
Distributions from net realized gains	—	(0.51)	—
Net asset value, end of period	$8.02	$6.57	$12.07
Total return (iii)	22.1%	(43.0)%	20.7%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$1,722	$1,360	$2,675
Ratio of gross expenses to average net assets	7.62%	3.04%	2.50%
Ratio of expense reimbursements to average net assets	(6.42)%	(1.84)%	(1.30)%
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%
Ratio of net investment loss to average net assets	(0.53)%	(0.60)%	(0.66)%
Portfolio turnover rate	144.99%	124.91%	67.44%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER ANALYST FUND	CLASS C
	Year ended 10/31/09	From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$6.56	$8.55
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	1.48	(1.98)
Total from investment operations	1.39	(1.99)
Net asset value, end of period	$7.95	$6.56
Total return (iii)	21.2%	(23.3)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$126	$77
Ratio of gross expenses to average net assets	8.49%	6.60%
Ratio of expense reimbursements to average net assets	(6.54)%	(4.65)%
Ratio of net expenses to average net assets	1.95%	1.95%
Ratio of net investment income (loss) to average net assets	(1.29)%	(1.37)%
Portfolio turnover rate	144.99%	124.91%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER INTERNATIONAL OPPORTUNITIES FUND	CLASS A
	Year ended 10/31/09	Year ended 10/31/08	From 3/1/07 (commencement of operations) to 10/31/07 (i)
Net asset value, beginning of period	$6.39	$13.56	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	0.03	0.04	0.05
Net realized and unrealized gain (loss) on investments	1.39	(7.09)	3.51
Total from investment operations	1.42	(7.05)	3.56
Dividends from Net investment income	(0.04)	(0.02)	—
Distributions from net realized gains	—	(0.10)	—
Return of capital	(0.05)	—	—
Net asset value, end of period	$7.72	$6.39	$13.56
Total return (iii)	22.5%	(52.4)%	35.6%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$1,883	$1,902	$3,633
Ratio of gross expenses to average net assets	9.14%	4.67%	4.12%
Ratio of expense reimbursements to average net assets	(7.49)%	(3.02)%	(2.47)%
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.44%	0.35%	0.64%
Portfolio turnover rate	63.24%	72.00%	40.19%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS II

Financial Highlights For a share outstanding throughout the period

ALGER INTERNATIONAL OPPORTUNITIES FUND	CLASS C
	Year ended 10/31/09	From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$6.37	$8.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income (ii)	(0.02)	—
Net realized and unrealized gain (loss) on investments	1.37	(2.50)
Total from investment operations	1.35	(2.50)
Dividends and distributions to Shareholders from: Net investment income	(0.04)	—
Distributions from net realized gains	—	—
Return of capital	(0.06)	—
Net asset value, end of period	$7.62	$6.37
Total return (iii)	21.6%	(28.2)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$104	$72
Ratio of gross expenses to average net assets	9.79%	6.66%
Ratio of expense reimbursements to average net assets	(7.39)%	(4.26)%
Ratio of net expenses to average net assets	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.36)%	(0.65)%
Portfolio turnover rate	63.24%	72.00%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for each Fund other than Alger Money Market Fund ("Money Market Fund") is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open; the NAV for Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Opportunities Fund ("International Fund") and Alger China-U.S. Growth Fund ("China Fund"), that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund other than Money Market Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. The assets of Money Market Fund (and short-term money market instruments held by other Funds) are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund (other than the Money Market Fund) within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts with systematic or contractual limitations, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Fund.

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Payments by Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly. Payments by Alger Balanced Fund ("Balanced Fund"), which are expected to consist of net investment income and capital gains, will be declared and paid annually. Alger Convertible Fund ("Convertible Fund") earns income from its investments and pays this income to shareholders in the form of dividends and distributions. Dividends from net investment income are declared and paid quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Balanced Fund offers three classes of shares (Class A, B and C Shares). Alger SMid Cap Growth Fund is comprised of four classes of shares (Class A, B, C and I Shares). Each of Alger Growth Opportunities Fund, Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, and International Fund offers three classes of shares (Class A, C and I Shares). China Fund offers two classes of shares (Class A and C Shares). Each of Convertible Fund and Alger Dynamic Opportunities Fund offers one class of shares

(Class A Shares) Class A, B and C Shares are offered in these prospectuses. Class I Shares are offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. Shares of Money Market Fund do not have a class designation, and are not subject to sales charges, distribution fees, or service (12b-1) fees. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit.

Minimum Investment Amount:

See table on page A-6.

Class B Shares

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: $49,999

Minimum Investment Amount:

See table on page A-6.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: $999,999

Minimum Investment Amount:

See table below.

Minimum Investments: the following minimums apply to an account in any Fund, whether invested in Class A, Class B or Class C shares.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; (11) by shareholders of China Fund as of January 21, 2005 purchasing Class A Shares for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of China Fund may purchase Class A Shares of China Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Funds' website, www.alger.com. Shares of Money Market Fund are offered without a sales charge.

When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced front-end sales charge. For example, a purchase of up to $24,999 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the applicable Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

INVESTMENT INSTRUCTIONS

To Open an Account:

BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Funds' transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Funds' transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

BY FED WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares of the Funds:

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for the same class of shares of another Fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from Class A Shares to Class I Shares. Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another Fund; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Money Market Fund shares.

AUTOMATICALLY: The Alger Family of Funds' Automatic Exchange Plan allows you to exchange a specified amount from your Money Market Fund account into one or more of the other Funds on the day of the month you select. The minimum monthly exchange amount is $50 per Fund.

When exchanging in and out of Money Market Fund, your confirmations and account statements will include a share class designation next to your shares of Money Market Fund solely for operational reasons. This share class designation corresponds to the share class in the other Fund that is being acquired by exchange, or that was originally purchased in the other Fund prior to exchange into Money Market Fund, and which shall be either Class A, Class B, or Class C. Similarly, direct investments that you make in Money Market Fund require that you assign a share class designation – either Class A, Class B or Class C – to those shares solely for operational reasons for purposes of tracking exchanges.

The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Funds' toll-free at (800) 992-3863 or consult the applicable Statement of Additional Information (see back cover of this prospectus).

To Redeem Shares of the Funds:

BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name (and class, if applicable)

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a signature guarantee is required if

   •  your redemption is for more than $25,000; or

   •  you want the check sent to a different address than the one we have on file; or

   •  you want the check to be made payable to someone other than the registered owners we have on file; or

   •  you have changed your address on file within the past 30 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TeleRedemption (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Family of Funds Representative call (800) 992-3863

Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds except for International Fund and China Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. International Fund and China Fund may invest a significant amount of their assets in securities traded on foreign exchanges for which current New York market-closing prices may not be readily available on a daily basis at the time each Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Additionally, early redemption (including by exchange) of the Funds' shares (other than Money Market Fund) is subject to a redemption fee. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures, including imposition of the redemption fee described herein, to discourage frequent trading of Fund shares. These policies and procedures allow a Fund to reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of Money Market Fund) or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Trustees periodically review a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

Each Fund other than Money Market Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts. This fee is included in the Fund's 12b-1 fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

LEGAL PROCEEDINGS

In October 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. entered into a settlement with the Office of the New York State Attorney General, and in January 2007, the Manager and the Distributor entered into a settlement with the

Securities and Exchange Commission (the "SEC") in connection with practices in the mutual fund industry identified as "market timing" and "late trading." As part of these settlements, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing,concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY INTERNET:  Text versions of Fund documents can be downloaded from the following sources:

  •  The Fund: http://www.alger.com

  •  SEC (EDGAR data base): www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

QUARTERLY FUND HOLDINGS

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743
Alger China-U.S. Growth Fund
SEC File #811-21308

THE ALGER FUNDS II

Available for investment by Institutional Investors

	Class	Ticker Symbol
Alger Spectra Fund	I	ASPIX
Alger Green Fund	I	AGIFX
Alger Analyst Fund	I	AAIYX
Alger International Opportunities Fund	I	AOIFX

PROSPECTUS

March 1, 2010

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

THE ALGER FUNDS II

57	Summary Sections

57	Alger Spectra Fund

62	Alger Green Fund

67	Alger Analyst Fund

72	Alger International Opportunities Fund

77	Introduction

78	Performance

79	Hypothetical Investment and Expense Information

80	Additional Information About the Funds' Investments

82	Management and Organization

84	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Dividends and Distributions	A-2

	Classes of Fund Shares	A-2

	Purchasing and Redeeming Fund Shares	A-3

	Exchanges	A-3

	Other Purchase and Exchange Limitations	A-4

A-4	Limitations on Excessive Trading

A-5	Disclosure of Portfolio Holdings

A-6	Other Information

A-7	Legal Proceedings

A-8	For Fund Information

SUMMARY SECTIONS

Alger Spectra Fund

INVESTMENT OBJECTIVE

Alger Spectra Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Alger Spectra Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.90%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.15%
Dividends on Short Sales and Interest Expense*	.20%
Total Annual Fund Operating Expenses	1.50%

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I	$153	$474	$818	$1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 362.48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the equity securities of companies of any size that Fred Alger Management, Inc. believes demonstrate promising growth potential.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the market price of a security increases after the Fund borrows the security in order to sell it short, and the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund operated as a closed-end fund from August 23, 1978 to February 12, 1996. The calculation of total return during that time assumes dividends were reinvested at market value. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	5 YEARS	10 YEARS	20 YEARS	30 YEARS
Class I
Return Before Taxes	57.27%	10.35%	-1.76%	12.67%	14.58%
Return After Taxes on Distributions	57.27%	10.35%	-1.89%	9.88%	11.87%
Return After Taxes on Distributions and Sale of Fund Shares	37.23%	9.03%	-1.52%	9.44%	11.50%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.99%	1.57%	-3.80%	7.31%	9.82%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Patrick Kelly, CFA Executive Vice President and Portfolio Manager Since September 2004

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Green Fund

INVESTMENT OBJECTIVE

Alger Green Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Alger Green Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.67%
Total Annual Fund Operating Expenses	1.63%
Expense Reimbursement	.38%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.25% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I	$127	$477	$851	$1,901

Absent expense reimbursement, expenses would be as follows:

I	$166	$514	$887	$1,953

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size that, in the opinion of Fred Alger Management, Inc., conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. These are companies that have shown a commitment to environmental sustainability as demonstrated through their business strategies, practices or investments. The Fund seeks to invest in companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy into the future.

The Fund's investment strategy consists of fundamental analysis combined with environmental sustainability analytic screens. In selecting stocks, Fred Alger Management, Inc. uses fundamental analysis to identify innovative and dynamic companies and uses screens that identify and rank stocks within an industry or sector based on several sustainability characteristics.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund's environmental sustainability investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote environmentally sensitive programs may not perform as well as companies that do nor pursue such goals.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as

Class A Shares on September 24, 2008. Before the Fund commenced operations, substantially all of the assets of another investment company advised by Fred Alger Management, Inc., Alger Green Institutional Fund, a series of The Alger Institutional Funds, were transferred to the Fund in a tax-free reorganization. The reorganization occurred on January 11, 2007. The performance figures for the Fund's Class N Shares include the performance of the Class I Shares of Alger Green Institutional Fund prior to that date. Prior to October 19, 2006, the Fund was managed by different portfolio managers and followed different investment strategies. Performance prior to October 19, 2006 reflects that management style rather than the Fund's current investment personnel and strategies. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	5 YEARS	SINCE INCEPTION (12/4/00)
Class I
Return Before Taxes	39.23%	5.38%	-2.83%
Return After Taxes on Distributions	39.23%	4.00%	-3.62%
Return After Taxes on Distributions and Sale of Fund Shares	25.50%	4.01%	-2.69%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.99%	1.57%	-1.48%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Christopher R. Walsh, CFA Senior Vice President and Senior Analyst Since Inception (10/19/06)

Christopher R. Walsh served as portfolio manager of Alger Green Institutional Fund from October 2006 through the reorganization, as well.

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Analyst Fund

INVESTMENT OBJECTIVE

Alger Analyst Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Alger Analyst Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.85%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	6.65%
Total Annual Fund Operating Expenses	7.75%
Expense Reimbursement	6.55%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.20% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following example is intended to help you compare the cost of investing in Alger Analyst Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I	$122	$1,687	$3,167	$6,526

Absent expense reimbursement, expenses would be as follows:

I	$764	$2,231	$3,617	$6,764

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

The equity research analysts of Fred Alger Management, Inc select investments for the Fund that represent investment ideas in all market capitalizations, styles and geographies. Although the analysts may find investment ideas anywhere in the world, the analysts may emphasize investments in securities of U.S. issuers. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. Each analyst will be allocated a percentage of the Fund's total assets and will have such allocation rebalanced on a periodic basis – at least annually – by the Fund's Chief Investment Officer.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  the risk that the allocation of investments among the analysts may have a more significant effect on the Fund's net asset value when one analyst's portion of the portfolio is performing more poorly than the others, or when the allocations are not rebalanced.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	SINCE INCEPTION (3/30/07)
Class I
Return Before Taxes	44.86%	-2.61%
Return After Taxes on Distributions	44.86%	-3.18%
Return After Taxes on Distributions and Sale of Fund Shares	29.16%	-2.49%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	36.99%	-2.70%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (4/2/07)

Dan C. Chung, Fred Alger Management, Inc.'s Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations by the members of Fred Alger Management, Inc.'s analyst team for the Fund. Each analyst who is allocated a percentage of the Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger International Opportunities Fund

INVESTMENT OBJECTIVE

Alger International Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Alger International Opportunities Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	6.36%
Total Annual Fund Operating Expenses	7.61%
Expense Reimbursement	6.21%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2011 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.40% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I	$143	$1,678	$3,135	$6,457

Absent expense reimbursement, expenses would be as follows:

I	$751	$2,195	$3,564	$6,687

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63.24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. For purposes of the Fund's investment strategies, foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries. The Fund's benchmark is the Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index, which is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks. The Fund also uses MSCI All Country World Index ex U.S. as a benchmark. The MSCI All Country World Index includes 45 markets.

Fred Alger Management, Inc. seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Fred Alger management, Inc. focuses on individual stock selection, building the Fund's portfolio from the bottom up through extensive fundamental research. In addition to using fundamental research, Fred Alger Management, Inc. employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. The Fund can also invest in derivative instruments.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. If the Fund invests in derivative instruments, and Fred Alger Management, Inc. incorrectly predicts the price movement of a security or market, the Fund may lose money or a hedge may be ineffective.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2009
	1 YEAR	SINCE INCEPTION (3/1/07)
Class I
Return Before Taxes	32.62%	-6.27%
Return After Taxes on Distributions	32.62%	-6.59%
Return After Taxes on Distributions and Sale of Fund Shares	21.21%	-3.98%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	20.88%	-11.79%
MSCI All Country World ex U.S. Index (reflects no deduction for fees, expenses or taxes)	21.57%	-11.08%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (3/1/07)

Gregory S. Adams, CFA Senior Vice President and Director of Quantitative Research Since Inception (3/1/07)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INTRODUCTION: THE ALGER FUNDS II

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund, except Alger Spectra Fund, has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market.

Each of these Funds' equity investments are primarily in "growth" stocks. The Funds' investment adviser, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that issuers of growth stocks tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay. Each Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, a Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

All of the Funds may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Class I Shares of the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions.

In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. The tables also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class I Shares of the Funds. Class I Shares were not offered prior to September 24, 2008. Historical performance prior to September 24, 2008 is that of the Fund's Class N Shares, which were redesignated as Class A Shares on September 24, 2008. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The performance numbers for the Class I Shares of the Funds prior to September 24, 2008 are the historical performance of the relevant Fund's previously-designated Class N Shares. The performance figures shown have not been adjusted to reflect the estimated operating expenses of Class I Shares, which are expected to be lower than those incurred by Class N Shares. All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges and expenses. Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

•  Morgan Stanley Capital International (MSCI®) Europe, Australasia and Far East (EAFE®) Index: An unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada.

•  MSCI All Country World Index ex U.S. Index: An unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed and emerging markets, excluding the United States.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Spectra Fund	Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.50%	7.12%	10.87%	14.75%	18.77%	22.93%	27.23%	31.68%	36.29%	41.06%
End Investment Balance		$10,350	$10,712	$11,087	$11,475	$11,877	$12,293	$12,723	$13,168	$13,629	$14,106
Annual Expenses		$153	$158	$163	$169	$175	$181	$188	$194	$201	$208
Alger Green Fund	Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.25%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.75%	7.25%	10.86%	14.60%	18.46%	22.45%	26.58%	30.84%	35.25%	39.81%
End Investment Balance		$10,375	$10,725	$11,086	$11,460	$11,846	$12,245	$12,658	$13,084	$13,525	$13,981
Annual Expenses		$127	$172	$178	$184	$190	$196	$203	$210	$217	$224
Alger Analyst Fund	Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.20%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.80%	0.95%	-1.83%	-4.53%	-7.16%	-9.71%	-12.19%	-14.61%	-16.95%	-19.24%
End Investment Balance		$10,380	$10,095	$9,817	$9,547	$9,284	$9,029	$8,781	$8,539	$8,305	$8,076
Annual Expenses		$122	$793	$772	$750	$730	$710	$690	$671	$653	$635
Alger International Opportunities Fund	Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio		1.40%	7.61%	7.61%	7.61%	7.61%	7.61%	7.61%	7.61%	7.61%	7.61%
Cumulative Gross Return		5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return		3.60%	0.90%	-1.74%	-4.30%	-6.80%	-9.23%	-11.60%	-13.91%	-16.16%	-18.34%
End Investment Balance		$10,360	$10,090	$9,826	$9,570	$9,320	$9,077	$8,840	$8,609	$8,384	$8,166
Annual Expenses		$143	$778	$758	$738	$719	$700	$682	$664	$647	$630

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Derivatives

Certain Funds may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on a Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or the Fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

Options

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

A Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When a Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as profit the premium it received. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the holder at the exercise price and will not participate in any increase in the securities' value above that price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of their market value.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund might be forced to liquidate portfolio securities to meet settlement obligations.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

Investment in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2009) approximately $8.8 billion in mutual fund assets as well as $3.2 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees of The Alger Funds (the "Trust"). A

discussion of the Trustees' basis for approving the advisory contract with respect to each Fund is available in the Funds' annual report to shareholders for the fiscal year ended October 31, 2009. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Alger Green Fund – 0.71%; Alger Analyst Fund – 0.85%; Alger International Opportunities Fund – 1.00%; and Alger Spectra Fund – 0.90%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger Spectra Fund	Patrick Kelly, CFA	September 2004
Alger Green Fund	Christopher R. Walsh, CFA	Inception (10/19/06)*
Alger Analyst Fund	Dan C. Chung, CFA	Inception (4/2/07)**
Alger International Opportunities Fund	Gregory S. Adams, CFA and Dan C. Chung, CFA	Inception (3/1/07) Inception (3/1/07)

*  Christopher R. Walsh served as portfolio manager of Alger Green Institutional Fund from October 2006 through the reorganization, as well.

**  Dan C. Chung, the Manager's Chief Investment Officer, is responsible for coordinating and overseeing portfolio allocations by the members of the Manager's analyst team for Alger Analyst Fund. Each analyst who is allocated a percentage of Alger Analyst Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•  Mr. Adams has been employed by the Manager since 2006 and currently serves as Senior Vice President and the Director of Quantitative Research of the Manager. Prior to joining the Manager, Mr. Adams was the Director of Quantitative Research at Lord Abbett & Co. from August 2005 to February 2006. From October 1999 to June 2005, he served as a Managing Director and portfolio manager at Scudder Investments, which was acquired in 2002 by Deutsche Asset Management.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Mr. Walsh has been employed by the Manager since 2001 and currently serves as a Senior Vice President and Senior Analyst.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% based on a percentage of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on Page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal year ended October 31, 2009 has been audited by Deloitte & Touche LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request. Information pertaining to the fiscal periods ended October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005 have been audited by other auditors.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER SPECTRA FUND	CLASS I
	Year ended 10/31/09		From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$7.08		$8.78
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	(0.07)		—
Net realized and unrealized gain (loss) on investments	2.31		(1.70)
Total from investment operations	2.24		(1.70)
Net asset value, end of period	$9.32		$7.08
Total return	31.8%		(19.4)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$63,719		$81
Ratio of gross expenses to average net assets	1.50	%(iii)	1.53%
Ratio of expense reimbursements to average net assets	(0.05)%		(0.28)%
Ratio of net expenses to average net assets	1.45%		1.25%
Ratio of net investment income (loss) to average net assets	(0.77)%		0.09%
Portfolio turnover rate	362.48%		313.46%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Includes 0.20% related to dividend expense of short positions and interest expense for the period ended 10/31/2009.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER GREEN FUND	CLASS I
	Year ended 10/31/09	From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$4.52	$5.65
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	(0.01)	—
Net realized and unrealized gain (loss) on investments	0.73	(1.13)
Total from investment operations	0.72	(1.13)
Net asset value, end of period	$5.24	$4.52
Total return	15.9%	(20.0)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$6,612	$80
Ratio of gross expenses to average net assets	1.63%	1.42%
Ratio of expense reimbursements to average net assets	(0.38)%	(0.17)%
Ratio of net expenses to average net assets	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.28)%	(0.26)%
Portfolio turnover rate	79.75%	106.34%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER ANALYST FUND	CLASS I
	Year ended 10/31/09	From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$6.56	$8.55
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (ii)	(0.04)	—
Net realized and unrealized gain (loss) on investments	1.49	(1.99)
Total from investment operations	1.45	(1.99)
Net asset value, end of period	$8.01	$6.56
Total return	22.1%	(23.3)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$155	$77
Ratio of gross expenses to average net assets	7.75%	5.85%
Ratio of expense reimbursements to average net assets	(6.55)%	(4.65)%
Ratio of net expenses to average net assets	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.56)%
Portfolio turnover rate	144.99%	124.91%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER INTERNATIONAL OPPORTUNITIES FUND	CLASS I
	Year ended 10/31/09	From 9/24/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$6.37	$8.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income (ii)	0.03	—
Net realized and unrealized gain (loss) on investments	1.40	(2.50)
Total from investment operations	1.43	(2.50)
Dividends from net investment income	(0.04)	—
Return of capital	(0.07)	—
Net asset value, end of period	$7.69	$6.37
Total return	22.9%	(28.2)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$500	$72
Ratio of gross expenses to average net assets	7.61%	5.91%
Ratio of expense reimbursements to average net assets	(6.21)%	(4.51)%
Ratio of net expenses to average net assets	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	0.37%	(0.35)%
Portfolio turnover rate	63.24%	72.00%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund that invests in foreign securities, especially Alger International Opportunities Fund ("International Fund") that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the New York Stock Exchange is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Funds. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

All Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts.

Dividends and distributions may differ among classes of shares of a Fund. Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment days. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of The Alger Institutional Funds' Alger Small Cap Growth Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund

and Alger Capital Appreciation Institutional Fund offers two classes of shares (Class I and R Shares). The Alger Funds' Alger SMid Cap Growth Fund offers four classes of shares (Class A, B, C and I Shares). The Alger Funds' Alger Growth Opportunities Fund offers three classes of shares (Class A, C and I Shares). Each of The Alger Funds II's Alger Spectra Fund, Alger Green Fund, Alger International Opportunities Fund, and Alger Analyst Fund offers three classes of shares (Class A, C and I Shares). Class I and R Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I and R Shares are offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R Shares are subject to an additional Distribution (12b-1) Fee of 0.50%.

Purchasing and Redeeming Fund Shares

The Funds are an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest. Class R shares are currently available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders. Class R Shares are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds, except for International Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis International Fund may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York market closing prices may not be readily available on a daily basis at the time each Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures to discourage frequent trading of Fund shares. These policies and procedures allow a Fund to reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders. In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Institutional Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a peercentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares. Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus.

LEGAL PROCEEDINGS

In October 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. entered into a settlement with the Office of the New York State Attorney General, and in January 2007, the Manager and the Distributor entered into a settlement with the Securities and Exchange Commission (the "SEC") in connection with practices in the mutual fund industry identified as "market timing" and "late trading." As part of these settlements, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 992-3362

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated
The Alger Institutional Funds
SEC File #811-7986
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743

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